DERIVATIVE LIABILITIES (Details 1) - $ / shares	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 27, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Number of shares convertible into			375,000
Fair market value of stock			$ 0.51
Conversion Price			$ 2.00
Volatility			118.00%	109.00%
Risk-free interest rate			1.63%	1.37%
Expected dividend yield			0.00%	0.00%
Life of Convertible Preferred Stock (year)			6 years	6 years
Derivative Financial Instruments, Liabilities [Member]
Derivative [Line Items]
Number of shares convertible into			750,000
Fair market value of stock			$ 0.51
Conversion Price			$ 0.57
Volatility			131.00%
Risk-free interest rate			0.13%
Expected dividend yield			0.00%
Life of Convertible Preferred Stock (year)			1 year
Series A Preferred Stock [Member]
Derivative [Line Items]
Number of shares convertible into	750,000	0	375,000
Fair market value of stock		$ 0
Conversion Price		$ 0
Volatility		0.00%
Risk-free interest rate		0.00%
Expected dividend yield		0.00%
Life of Convertible Preferred Stock (year)
Series A Preferred Stock [Member] | 30 December 2014
Derivative [Line Items]
Date of issuance		Dec. 30, 2014
Number of shares convertible into		750,000
Fair market value of stock		$ 0.51
Conversion Price		$ 0.57
Volatility		131.00%
Risk-free interest rate		0.13%
Expected dividend yield		0.00%
Life of Convertible Preferred Stock (year)		1 year
Series B Preferred Stock [Member]
Derivative [Line Items]
Number of shares convertible into		2,227,911
Series B Preferred Stock [Member] | 31 Group, LLC [Member]
Derivative [Line Items]
Number of shares convertible into		250,000
Fair market value of stock		$ 0.279
Conversion Price		$ 0.2295
Volatility		105.40%
Risk-free interest rate		0.99%
Expected dividend yield		0.00%
Life of Convertible Preferred Stock (year)		10 months 6 days
Series B Preferred Stock [Member] | Related Party [Member]
Derivative [Line Items]
Number of shares convertible into		0
Fair market value of stock		$ 0
Conversion Price		$ 0
Volatility		0.00%
Risk-free interest rate		0.00%
Expected dividend yield		0.00%
Life of Convertible Preferred Stock (year)
Series B Preferred Stock [Member] | 11 February 2015 | 31 Group, LLC [Member]
Derivative [Line Items]
Date of issuance		Feb. 11, 2015
Number of shares convertible into		350,000
Fair market value of stock		$ 0.42
Conversion Price		$ 0.357
Volatility		143.40%
Risk-free interest rate		0.26%
Expected dividend yield		0.00%
Life of Convertible Preferred Stock (year)		1 year
Series B Preferred Stock [Member] | 24 February 2015 | Related Party [Member]
Derivative [Line Items]
Date of issuance		Feb. 24, 2015
Number of shares convertible into		845,000
Fair market value of stock		$ 0.45
Conversion Price		$ 0.40
Volatility		143.40%
Risk-free interest rate		0.26%
Expected dividend yield		0.00%
Life of Convertible Preferred Stock (year)		1 year
Series C Preferred Stock [Member]
Derivative [Line Items]
Number of shares convertible into		1,589,720
Fair market value of stock		$ 0.279
Conversion Price		$ 0.2295
Volatility		105.40%
Risk-free interest rate		0.99%
Expected dividend yield		0.00%
Life of Convertible Preferred Stock (year)		10 months 24 days
Series C Preferred Stock [Member] | 24 February 2015
Derivative [Line Items]
Date of issuance		Feb. 24, 2015
Number of shares convertible into		1,800,000
Fair market value of stock		$ 0.45
Conversion Price		$ 0.40
Volatility		143.40%
Risk-free interest rate		0.26%
Expected dividend yield		0.00%
Life of Convertible Preferred Stock (year)		1 year